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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Quarter ended September 30, 2012
                                               --------------------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RMR Advisors, Inc.
                 --------------------------------
   Address:      Two Newton Place
                 --------------------------------
                 255 Washington Street, Suite 300
                 --------------------------------
                 Newton, MA 02458
                 --------------------------------

Form 13F File Number: 28-10878
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Adam D. Portnoy
         -------------------------------
Title:   President
         -------------------------------
Phone:   617-332-9530
         -------------------------------

Signature, Place, and Date of Signing:

         /s/Adam D. Portnoy               Newton, MA      October 12, 2012
   -------------------------------    -----------------   ----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                        --------------------

Form 13F Information Table Entry Total:          110
                                        --------------------

Form 13F Information Table Value Total:       $134,989
                                        --------------------
                                            (thousands)

List of Other Included Managers: None

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                           FORM 13F INFORMATION TABLE

                                                             VALUE     AMOUNT AND TYPE   INVESTMENT   OTHER
NAME OF ISSUER                  TITLE OF CLASS    CUSIP   (X $1,000)     OF SECURITY     DISCRETION MANAGERS    VOTING AUTHORITY
----------------------------------------------------------------------------------------------------------------------------------
                                                                     SHRS OR        PUT/
                                                                     PRN AMT SH/PRN CALL                       SOLE  SHARED  NONE
                                                                     ------- ------ ----                     ------- ------ ------
ALEXANDRIA REAL ESTATE EQUIT          COM       015271109      2,132  29,000   SH           SOLE              29,000      -
ANNALY CAPITAL MANAGEMENT IN          COM       035710409        926  55,000   SH           SOLE              55,000      -
ASHFORD HOSPITALITY TRUST           COM SHS     044103109        462  55,000   SH           SOLE              55,000      -
ASHFORD HOSPITALITY TRUST      9% CUM PFD SER E 044103505      1,209  45,000   SH           SOLE              45,000      -
AMERICAN CAMPUS COMMUNITIES           COM       024835100      1,136  25,900   SH           SOLE              25,900      -
APARTMENT INVT + MGMT CO A           CL A       03748R101        747  28,745   SH           SOLE              28,745      -
ASSOCIATED ESTATES REALTY CP          COM       045604105      2,920 192,628   SH           SOLE             192,628      -
AVALONBAY COMMUNITIES INC             COM       053484101      3,478  25,575   SH           SOLE              25,575      -
BEAZER HOMES USA INC                  COM       07556Q105        124  35,000   SH           SOLE              35,000      -
BIOMED REALTY TRUST INC               COM       09063H107        936  50,000   SH           SOLE              50,000      -
BLACKROCK CREDIT ALL INC TR           COM       092508100        276  19,451   SH           SOLE              19,451      -
BOSTON PROPERTIES INC                 COM       101121101      2,268  20,500   SH           SOLE              20,500      -
BRANDYWINE REALTY TRUST         SH BEN INT NEW  105368203      1,771 145,300   SH           SOLE             145,300      -
BRE PROPERTIES INC                   CL A       05564E106      1,163  24,800   SH           SOLE              24,800      -
BROOKFIELD OFFICE PROPERTIES          COM       112900105        364  22,000   SH           SOLE              22,000      -
CAPLEASE INC                          COM       140288101        773 149,498   SH           SOLE             149,498      -
CBL + ASSOCIATES PROPERTIES           COM       124830100      1,793  84,000   SH           SOLE              84,000      -
CEDAR REALTY TRUST INC              COM New     150602209        611 115,810   SH           SOLE             115,810      -
CHATHAM LODGING TRUST                 COM       16208T102        427  30,749   SH           SOLE              30,749      -
CHESAPEAKE LODGING TRUST          SH BEN INT    165240102      1,407  70,800   SH           SOLE              70,800      -
COHEN + STEERS INFRASTRUCTURE         COM       19248A109        552  30,278   SH           SOLE              30,278      -
COHEN + STEERS QUALITY RLTY           COM       19247L106      1,077 100,297   SH           SOLE             100,297      -
COLONIAL PROPERTIES TRUST       COM SH BEN INT  195872106      1,217  57,800   SH           SOLE              57,800      -
CORPORATE OFFICE PROPERTIES       SH BEN INT    22002T108        971  40,500   SH           SOLE              40,500      -
CUBESMART                             COM       229663109        322  15,000   SH           SOLE              15,000      -
COUSINS PROPERTIES INC                COM       222795106        372  46,833   SH           SOLE              46,833      -
DOUGLAS EMMETT INC                    COM       25960P109        907  39,322   SH           SOLE              39,322      -
DCT INDUSTRIAL TRUST INC              COM       233153105        967 149,500   SH           SOLE             149,500      -
DDR CORP                              COM       23317H102        722  47,000   SH           SOLE              47,000      -
DIAMONDROCK HOSPITALITY CO            COM       252784301        535  55,603   SH           SOLE              55,603      -
DIGITAL REALTY TRUST INC              COM       253868103      1,816  26,000   SH           SOLE              26,000      -
DR HORTON INC                         COM       23331A109         27   1,300   SH           SOLE               1,300      -
DUKE REALTY CORP                    COM New     264411505        678  46,100   SH           SOLE              46,100      -
DUPONT FABROS TECHNOLOGY              COM       26613Q106        404  16,000   SH           SOLE              16,000      -
EASTGROUP PROPERTIES INC              COM       277276101        708  13,300   SH           SOLE              13,300      -
EATON VANCE ENHANCED EQUITY IN        COM       278277108        392  35,388   SH           SOLE              35,388      -
EDUCATION REALTY TRUST INC            COM       28140H104        182  16,737   SH           SOLE              16,737      -
ENTERTAINMENT PROPERTIES TR     COM SH BEN INT  29380T105      3,717  83,650   SH           SOLE              83,650      -
EQUITY ONE INC                        COM       294752100        832  39,500   SH           SOLE              39,500      -
EQUITY RESIDENTIAL                SH BEN INT    29476L107      4,833  84,000   SH           SOLE              84,000      -
ESSEX PROPERTY TRUST INC              COM       297178105      1,557  10,500   SH           SOLE              10,500      -
EXCEL TRUST INC                       COM       30068C109      1,183 103,568   SH           SOLE             103,568      -
FELCOR LODGING TRUST INC              COM       31430F101         47  10,000   SH           SOLE              10,000      -
FELCOR LODGING TRUST INC        PFD CV A $1.95  31430F200      1,940  73,000   SH           SOLE              73,000      -
FIRST POTOMAC REALTY TRUST            COM       33610F109        193  15,000   SH           SOLE              15,000      -
FRANKLIN STREET PROPERTIES C          COM       35471R106        462  41,695   SH           SOLE              41,695      -
GETTY REALTY CORP                     COM       374297109        395  22,000   SH           SOLE              22,000      -
GLADSTONE COMMERCIAL CORP             COM       376536108        191  10,477   SH           SOLE              10,477      -
GLIMCHER REALTY TRUST             SH BEN INT    379302102      2,132 201,700   SH           SOLE             201,700      -
HCP INC                               COM       40414L109      5,183 116,530   SH           SOLE             116,530      -
HEALTH CARE REIT INC                  COM       42217K106      1,398  24,200   SH           SOLE              24,200      -
HEALTHCARE REALTY TRUST INC           COM       421946104        302  13,100   SH           SOLE              13,100      -
HERSHA HOSPITALITY TRUST         SH BEN INT A   427825104      1,669 340,583   SH           SOLE             340,583      -
HIGHWOODS PROPERTIES INC              COM       431284108      1,693  51,900   SH           SOLE              51,900      -
HOME PROPERTIES INC                   COM       437306103        490   8,000   SH           SOLE               8,000      -
HOST HOTELS + RESORTS INC             COM       44107P104        385  24,000   SH           SOLE              24,000      -
HUDSON PACIFIC PROPERTIES IN          COM       444097109        201  10,890   SH           SOLE              10,890      -
HYATT HOTELS CORP CL A             COM CL A     448579102        502  12,500   SH           SOLE              12,500      -
INLAND REAL ESTATE CORP             COM New     457461200      1,124 136,300   SH           SOLE             136,300      -
INVESTORS REAL ESTATE TRUST       SH BEN INT    461730103        213  25,700   SH           SOLE              25,700      -
KILROY REALTY CORP                    COM       49427F108      1,281  28,600   SH           SOLE              28,600      -
KIMCO REALTY CORP                     COM       49446R109      2,230 110,000   SH           SOLE             110,000      -
KITE REALTY GROUP TRUST               COM       49803T102        742 145,503   SH           SOLE             145,503      -
LAS VEGAS SANDS CORP                  COM       517834107        417   9,000   SH           SOLE               9,000      -
LASALLE HOTEL PROPERTIES        COM SH BEN INT  517942108        267  10,000   SH           SOLE              10,000      -
LEXINGTON REALTY TRUST                COM       529043101      2,116 219,058   SH           SOLE             219,058      -
LIBERTY PROPERTY TRUST            SH BEN INT    531172104      2,527  69,737   SH           SOLE              69,737      -
LTC PROPERTIES INC                    COM       502175102      1,548  48,600   SH           SOLE              48,600      -
MACERICH CO/THE                       COM       554382101      1,629  28,470   SH           SOLE              28,470      -
MACK CALI REALTY CORP                 COM       554489104      1,544  58,030   SH           SOLE              58,030      -
MARRIOTT INTERNATIONAL INC NEW       CL A       571903202        196   5,000   SH           SOLE               5,000      -
MEDICAL PROPERTIES TRUST INC          COM       58463J304      3,337 319,320   SH           SOLE             319,320      -
MFA FINANCIAL INC                     COM       55272X102        469  55,148   SH           SOLE              55,148      -
MID AMERICA APARTMENT COMM            COM       59522J103      1,176  18,000   SH           SOLE              18,000      -
MPG OFFICE TRUST INC                  COM       553274101         80  24,000   SH           SOLE              24,000      -
NATIONAL RETAIL PROPERTIES            COM       637417106      4,099 134,400   SH           SOLE             134,400      -
NATL HEALTH INVESTORS INC             COM       63633D104      2,467  47,958   SH           SOLE              47,958      -
NUVEEN REAL ESTATE INCOME FUND        COM       67071B108         43   3,700   SH           SOLE               3,700      -
OMEGA HEALTHCARE INVESTORS            COM       681936100        352  15,498   SH           SOLE              15,498      -
ONE LIBERTY PROPERTIES INC            COM       682406103        834  44,712   SH           SOLE              44,712      -
PARKWAY PROPERTIES INC                COM       70159Q104        167  12,500   SH           SOLE              12,500      -
PENN REAL ESTATE INVEST TST       SH BEN INT    709102107      1,144  72,118   SH           SOLE              72,118      -
PEBBLEBROOK HOTEL TRUST               COM       70509V100      1,008  43,100   SH           SOLE              43,100      -
POST PROPERTIES INC                   COM       737464107        700  14,600   SH           SOLE              14,600      -
PROLOGIS INC                          COM       74340W103      1,509  43,088   SH           SOLE              43,088      -
PUBLIC STORAGE                        COM       74460D109      2,491  17,900   SH           SOLE              17,900      -
RAMCO GERSHENSON PROPERTIES TR  COM SH BEN INT  751452202      1,718 137,128   SH           SOLE             137,128      -
REALTY INCOME CORP                    COM       756109104        977  23,900   SH           SOLE              23,900      -
REGENCY CENTERS CORP                  COM       758849103        736  15,100   SH           SOLE              15,100      -
RLJ LODGING TRUST                     COM       74965L101        745  39,400   SH           SOLE              39,400      -
SABRA HEALTH CARE REIT INC            COM       78573L106      1,031  51,500   SH           SOLE              51,500      -
SIMON PROPERTY GROUP INC              COM       828806109      4,589  30,227   SH           SOLE              30,227      -
SL GREEN REALTY CORP                  COM       78440X101      1,834  22,900   SH           SOLE              22,900      -
ST JOE CO/THE                         COM       790148100         98   5,000   SH           SOLE               5,000      -
STAG INDUSTRIAL INC                   COM       85254J102      1,133  69,709   SH           SOLE              69,709      -
STARWOOD HOTELS + RESORTS             COM       85590A401        638  11,000   SH           SOLE              11,000      -
STRATEGIC HOTELS + RESORTS I          COM       86272T106        180  30,000   SH           SOLE              30,000      -
SUMMIT HOTEL PROPERTIES INC           COM       866082100        313  36,600   SH           SOLE              36,600      -
SUN COMMUNITIES INC                   COM       866674104      2,067  46,856   SH           SOLE              46,856      -
SUNSTONE HOTEL INVESTORS INC          COM       867892101        165  15,000   SH           SOLE              15,000      -
SUNSTONE HOTEL INVESTORS        CV 8% CUM PFD-D 867892507      2,802 108,739   SH           SOLE             108,739      -
SUPERTEL HOSPITALITY INC              COM       868526104         89  84,642   SH           SOLE              84,642      -
URSTADT BIDDLE CLASS A               CL A       917286205        846  41,800   SH           SOLE              41,800      -
UDR INC                               COM       902653104        968  39,000   SH           SOLE              39,000      -
UMH PROPERTIES INC               CV RED PFD A   903002202        786  30,000   SH           SOLE              30,000      -

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
VENTAS INC                            COM       92276F100      5,378  86,397   SH           SOLE              86,397      -
VORNADO REALTY TRUST              SH BEN INT    929042109      3,188  39,335   SH           SOLE              39,335      -
WASHINGTON REIT                   SH BEN INT    939653101        898  33,500   SH           SOLE              33,500      -
WEINGARTEN REALTY INVESTORS       SH BEN INT    948741103      1,759  62,600   SH           SOLE              62,600      -
WHITESTONE REIT B                     COM       966084204        264  20,000   SH           SOLE              20,000      -